AST AQR LARGE-CAP PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.6%
Common Stocks
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.	33,802	$ 7,158,925
Lockheed Martin Corp.	10,743	4,190,415
Raytheon Co.	26,183	5,136,843
		16,486,183
Airlines — 3.6%
Alaska Air Group, Inc.	29,187	1,894,528
American Airlines Group, Inc.	239,246	6,452,465
Delta Air Lines, Inc.	530,689	30,567,686
Southwest Airlines Co.	167,441	9,043,489
United Airlines Holdings, Inc.*	262,390	23,197,900
		71,156,068
Auto Components — 0.0%
BorgWarner, Inc.	25,571	937,944
Automobiles — 0.1%
Ford Motor Co.	111,431	1,020,708
Banks — 2.9%
Citizens Financial Group, Inc.	211,341	7,475,131
Comerica, Inc.	52,474	3,462,759
Fifth Third Bancorp	129,933	3,557,565
JPMorgan Chase & Co.	3,736	439,690
KeyCorp	196,332	3,502,563
People’s United Financial, Inc.	92,225	1,441,938
SunTrust Banks, Inc.	43,658	3,003,670
Wells Fargo & Co.	639,890	32,276,052
Zions Bancorp NA	21,713	966,663
		56,126,031
Beverages — 1.5%
Monster Beverage Corp.*	406,806	23,619,156
PepsiCo, Inc.	44,489	6,099,442
		29,718,598
Biotechnology — 2.0%
Biogen, Inc.*	114,950	26,762,659
Celgene Corp.*	67,417	6,694,508
Gilead Sciences, Inc.	79,723	5,052,844
		38,510,011
Building Products — 1.1%
Masco Corp.	508,307	21,186,236
Capital Markets — 0.4%
Moody’s Corp.	18,556	3,800,825
S&P Global, Inc.	19,314	4,731,544
		8,532,369
Chemicals — 0.0%
Eastman Chemical Co.	5,235	386,500
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	46,383	5,334,045
Communications Equipment — 0.9%
Cisco Systems, Inc.	303,576	14,999,690
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
F5 Networks, Inc.*	19,383	$ 2,721,761
		17,721,451
Consumer Finance — 2.6%
Discover Financial Services	270,465	21,932,007
Synchrony Financial	882,591	30,087,527
		52,019,534
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	150,554	31,318,243
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	413,668	15,653,197
Verizon Communications, Inc.	153,483	9,264,234
		24,917,431
Electric Utilities — 3.4%
American Electric Power Co., Inc.	174,692	16,366,893
Exelon Corp.	653,881	31,588,991
Pinnacle West Capital Corp.	193,965	18,828,183
		66,784,067
Electrical Equipment — 0.6%
Eaton Corp. PLC	139,393	11,590,528
Electronic Equipment, Instruments & Components — 0.0%
Keysight Technologies, Inc.*	8,772	853,077
Entertainment — 1.1%
Electronic Arts, Inc.*	221,275	21,645,120
Viacom, Inc. (Class B Stock)	27,664	664,766
		22,309,886
Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.	87,490	19,346,664
Crown Castle International Corp.	96,782	13,453,666
Equinix, Inc.	13,983	8,065,394
Prologis, Inc.	92,700	7,899,894
Public Storage	39,979	9,805,649
Simon Property Group, Inc.(a)	69,516	10,820,166
		69,391,433
Food & Staples Retailing — 0.7%
Kroger Co. (The)	46,030	1,186,653
Walmart, Inc.	99,801	11,844,383
		13,031,036
Food Products — 1.6%
Archer-Daniels-Midland Co.	9,162	376,284
J.M. Smucker Co. (The)(a)	5,461	600,819
Tyson Foods, Inc. (Class A Stock)	349,109	30,072,249
		31,049,352
Health Care Equipment & Supplies — 0.3%
Edwards Lifesciences Corp.*	4,252	935,057
Medtronic PLC	39,057	4,242,372
		5,177,429
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AST AQR LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 2.5%
Anthem, Inc.	15,996	$ 3,840,639
HCA Healthcare, Inc.	109,311	13,163,231
Humana, Inc.	12,550	3,208,658
McKesson Corp.	127,539	17,429,480
UnitedHealth Group, Inc.	56,649	12,310,961
		49,952,969
Hotels, Restaurants & Leisure — 2.2%
Norwegian Cruise Line Holdings Ltd.*	281,173	14,556,326
Starbucks Corp.	315,743	27,917,996
		42,474,322
Household Durables — 0.6%
Garmin Ltd.	55,099	4,666,334
PulteGroup, Inc.	209,297	7,649,806
		12,316,140
Household Products — 2.0%
Colgate-Palmolive Co.	293,648	21,586,065
Kimberly-Clark Corp.	21,869	3,106,491
Procter & Gamble Co. (The)	119,189	14,824,728
		39,517,284
Independent Power & Renewable Electricity Producers — 0.9%
AES Corp.	1,067,174	17,437,623
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	87,841	14,862,697
Insurance — 4.7%
Aflac, Inc.	222,472	11,639,735
Allstate Corp. (The)	287,594	31,255,716
Everest Re Group Ltd.	27,743	7,382,135
Lincoln National Corp.	48,483	2,924,495
MetLife, Inc.	591,622	27,900,894
Travelers Cos., Inc. (The)	50,560	7,517,766
Unum Group	133,638	3,971,721
		92,592,462
Interactive Media & Services — 4.2%
Alphabet, Inc. (Class A Stock)*	5,483	6,695,511
Alphabet, Inc. (Class C Stock)*	23,661	28,842,759
Facebook, Inc. (Class A Stock)*	148,883	26,513,085
TripAdvisor, Inc.*(a)	56,462	2,183,950
Twitter, Inc.*	451,901	18,618,321
		82,853,626
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.*	16,030	27,826,637
eBay, Inc.	684,697	26,689,489
		54,516,126
IT Services — 5.3%
Accenture PLC (Class A Stock)	3,567	686,112
Akamai Technologies, Inc.*	293,666	26,835,199
Cognizant Technology Solutions Corp. (Class A Stock)	230,073	13,865,349
International Business Machines Corp.	46,943	6,826,451
Mastercard, Inc. (Class A Stock)	137,729	37,403,065
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
VeriSign, Inc.*	98,225	$ 18,528,182
		104,144,358
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	8,319	637,485
Thermo Fisher Scientific, Inc.	8,056	2,346,471
		2,983,956
Machinery — 1.5%
Caterpillar, Inc.(a)	28,203	3,562,321
Cummins, Inc.	155,795	25,343,173
		28,905,494
Media — 1.5%
CBS Corp. (Class B Stock)	122,610	4,949,766
Comcast Corp. (Class A Stock)	539,212	24,307,677
		29,257,443
Multiline Retail — 1.7%
Kohl’s Corp.(a)	391,273	19,430,617
Target Corp.	125,178	13,382,780
		32,813,397
Multi-Utilities — 0.9%
Ameren Corp.	88,553	7,088,668
Consolidated Edison, Inc.	4,294	405,654
DTE Energy Co.	16,684	2,218,305
Public Service Enterprise Group, Inc.	138,478	8,596,714
		18,309,341
Oil, Gas & Consumable Fuels — 0.2%
HollyFrontier Corp.	28,690	1,538,932
Occidental Petroleum Corp.	50,008	2,223,856
Phillips 66	3,611	369,766
Valero Energy Corp.	5,101	434,809
		4,567,363
Pharmaceuticals — 6.4%
Allergan PLC	28,350	4,771,022
Bristol-Myers Squibb Co.(a)	61,661	3,126,829
Eli Lilly & Co.	56,109	6,274,669
Johnson & Johnson	281,658	36,440,912
Merck & Co., Inc.	385,383	32,441,541
Mylan NV*	904,805	17,897,043
Pfizer, Inc.	688,203	24,727,134
		125,679,150
Professional Services — 0.6%
Robert Half International, Inc.	217,573	12,110,113
Semiconductors & Semiconductor Equipment — 6.6%
Applied Materials, Inc.	616,946	30,785,606
Intel Corp.	245,680	12,659,890
Lam Research Corp.	24,846	5,742,159
Micron Technology, Inc.*	528,353	22,639,926
QUALCOMM, Inc.	432,495	32,990,719
Skyworks Solutions, Inc.(a)	177,717	14,084,072

A2

AST AQR LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	108,148	$ 10,371,393
		129,273,765
Software — 6.6%
Adobe, Inc.*	55,965	15,460,331
Cadence Design Systems, Inc.*	124,252	8,210,572
Fortinet, Inc.*	75,089	5,763,832
Intuit, Inc.	119,564	31,796,850
Microsoft Corp.	472,867	65,742,699
Oracle Corp.	32,542	1,790,787
		128,765,071
Specialty Retail — 4.5%
AutoZone, Inc.*	12,910	14,002,444
Best Buy Co., Inc.	374,509	25,837,376
Gap, Inc. (The)(a)	94,477	1,640,121
Home Depot, Inc. (The)	88,089	20,438,410
L Brands, Inc.	149,279	2,924,375
Ross Stores, Inc.	1,814	199,268
TJX Cos., Inc. (The)	236,863	13,202,744
Tractor Supply Co.	121,128	10,954,816
		89,199,554
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	296,774	66,468,473
HP, Inc.	1,641,919	31,065,107
Xerox Holdings Corp.	594,600	17,784,486
		115,318,066
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc. (Class B Stock)	2,588	243,065
Ralph Lauren Corp.(a)	134,616	12,851,789
		13,094,854
Tobacco — 3.1%
Altria Group, Inc.	751,706	30,744,775
Philip Morris International, Inc.	401,391	30,477,619
		61,222,394

Total Long-Term Investments (cost $1,732,957,021)		1,897,725,728
	Shares	Value

Short-Term Investments — 5.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	58,856,659	$ 58,856,659
PGIM Institutional Money Market Fund (cost $55,378,903; includes $55,276,257 of cash collateral for securities on loan)(b)(w)	55,371,789	55,377,326

Total Short-Term Investments (cost $114,235,562)		114,233,985

TOTAL INVESTMENTS—102.4% (cost $1,847,192,583)		2,011,959,713

Liabilities in excess of other assets(z) — (2.4)%		(47,601,784)

Net Assets — 100.0%		$ 1,964,357,929

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,318,583; cash collateral of $55,276,257 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
226	S&P 500 E-Mini Index	Dec. 2019	$33,657,050	$(316,847)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3